Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interests	Total
Balance at beginning at Sep. 30, 2020	$ 50,000	$ 12,252,077	$ 12,197,372	$ 2,200,786	$ (602,001)	$ 26,098,234	$ 2,743,273	$ 28,841,507
Balance at beginning (in shares) at Sep. 30, 2020	30,000,000
Increase (Decrease) in Stockholders' Equity
Ordinary share issued in initial public offering, net of issuance cost	$ 9,583	23,855,502				23,865,085		23,865,085
Ordinary share issued in initial public offering, net of issuance cost (in shares)	5,750,000
Net income for the year			3,152,868			3,152,868	(44,724)	3,108,144
Acquisition of Noncontrolling interest		283,352				283,352	(990,011)	(706,659)
Appropriation for statutory reserve			(656,335)	656,335
Foreign currency translation adjustment					1,459,067	1,459,067	101,314	1,560,381
Balance at ending at Sep. 30, 2021	$ 59,583	36,390,931	14,693,905	2,857,121	857,066	54,858,606	1,809,852	$ 56,668,458
Balance at ending (in shares) at Sep. 30, 2021	35,750,000							35,750,000
Increase (Decrease) in Stockholders' Equity
Net income for the year			1,076,693			1,076,693	289,564	$ 1,366,257
Stock based compensation		20,000				20,000		20,000
Appropriation for statutory reserve			(261,421)	261,421
Foreign currency translation adjustment					(2,903,157)	(2,903,157)	(188,022)	(3,091,179)
Balance at ending at Sep. 30, 2022	$ 59,583	$ 36,410,931	$ 15,509,177	$ 3,118,542	$ (2,046,091)	$ 53,052,142	$ 1,911,394	$ 54,963,536
Balance at ending (in shares) at Sep. 30, 2022	35,750,000							35,750,000